Equity	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Equity

28.	Equity

a) Share capital

As at June 30, 2023, the share capital was US$61,614 corresponding to 4,539,007,580 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancelation of common shares, including the capitalization of profits and reserves to the extent authorized.

	June 30, 2023
Shareholders	Common shares	Golden shares	Total
Shareholders with more than 5% of total capital	959,040,176	-	959,040,176
Previ	395,686,156	-	395,686,156
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	277,006,965	-	277,006,965
Free floating	3,384,352,681	-	3,384,352,681
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,343,392,857	12	4,343,392,869
Shares in treasury	195,614,711	-	195,614,711
Total capital	4,539,007,568	12	4,539,007,580

b) Cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancelation approved on March 2, 2023 (i)	239,881,683	4,164
Six-month period ended June 30, 2023	239,881,683	4,164

Cancelation approved on February 24, 2022 (i)	133,418,347	2,830
Six-month period ended June 30, 2022	133,418,347	2,830

(i)	During the six-month period ended June 30, 2023 and 2022, the Board of Directors approved cancelations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital. The effects were transferred in shareholders' equity as "Treasury shares cancelled", between the "Revenue reserve" and "Treasury shares".

c)	Remuneration approved

•	On February 16, 2023, the Board of Directors approved shareholder’s remuneration of US$1,569, of which US$1,132 is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022, and US$437 as an additional remuneration, recorded in equity as “Additional remuneration reserve”. It was fully paid in March 2023.

•	On July 27, 2023 (subsequent event), the Board of Directors approved interest on capital to shareholders in the amount of US$1,744, which will be paid in September 2023 as anticipated remuneration for the year ended December 31, 2023.

•	On December 1, 2022, the Board of Directors approved interest on capital to shareholders in the amount of US$254, as an anticipation of the income for the year ended December 31, 2022, which is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022. It was fully paid in March 2023.

•	On February 24, 2022, the Board of Directors approved the remuneration to shareholders in the amount of US$3,500 as an additional remuneration for the year ended December 31, 2021, recorded in equity as “Additional remuneration reserve”. It was fully paid in March 2022.

d)	Share buyback program

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30,
	2023	2022	2023	2022
Shares buyback program for 500,000,000 shares (i)
Acquired by Parent	73,179,052	32,416,000	1,102	527
Acquired by wholly owned subsidiaries	67,979,481	38,027,798	1,022	606
	141,158,533	70,443,798	2,124	1,133

Shares buyback program for 470,000,000 shares (ii)
Acquired by Parent	-	81,855,600	-	1,501
Acquired by wholly owned subsidiaries	-	96,959,900	-	1,750
	-	178,815,500	-	3,251
Shares buyback program	141,158,533	249,259,298	2,124	4,384

(i)	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.
(ii)	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.